Other operating expenses	12 Months Ended
Dec. 31, 2023
Other Operating Expenses
Other operating expenses

6. Other operating expenses

	2023	2022
	US$	US$
Foreign exchange loss	189,426	22,287
Foreign worker levy	168,137	97,703
Impairment loss on receivables	-	44,271
Insurance	55,694	43,589
Professional fees	109,703	93,978
Property tax	108,412	105,771
Rental and storage	594,748	290,481
Utilities	189,982	157,974
Upkeep, repair and maintenance	230,037	317,267
Chemical and incineration fees	396,428	229,204
Bank service charges	50,427	8,203
Others	9,398	117,099
	2,102,392	1,527,827

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2023 and 2022